Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 4,359	€ 3,989
Defined benefit expenses	122	244
Current year service cost	63	157	€ 131
Interest expense	59	89	96
Remeasurements of the defined benefit obligations:
Past service cost	1	(1)	(21)
Contributions paid	(54)	(298)
Benefits paid	(119)	(118)
Net exchange differences	(80)	18
Other	5	(88)
Ending Balance	4,593	4,359	3,989
Defined benefit plans [member]
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	360	612
Commissions and expenses [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	8,779	7,514
Current year service cost	63	157
Interest expense	175	221
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(51)	40
- Actuarial gains and losses arising from changes in financial assumptions	859	1,126
Past service cost	1	(1)
Contributions by plan participants		8
Benefits paid	(362)	(353)
Net exchange differences	(409)	144
Other	5	(76)
Ending Balance	9,059	8,779	7,514
Commissions and expenses [member] | Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	4,420	3,525
Interest expense	116	133
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	448	566
Contributions by employer	54	306
Benefits paid	(243)	(235)
Net exchange differences	(329)	126
Ending Balance	4,466	4,420	3,525
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	4,076	3,714
Defined benefit expenses	104	227
Current year service cost	52	148	121
Interest expense	52	80	87
Remeasurements of the defined benefit obligations:
Past service cost	1	(1)	(16)
Remeasurements of defined benefit plans	350	607
Contributions paid	(54)	(298)
Benefits paid	(103)	(100)
Net exchange differences	(61)	14
Other	5	(89)
Ending Balance	4,318	4,076	3,714
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	283	275
Defined benefit expenses	18	17
Current year service cost	11	8	10
Interest expense	7	9	8
Remeasurements of the defined benefit obligations:
Past service cost			(5)
Remeasurements of defined benefit plans	10	5
Benefits paid	(16)	(18)
Net exchange differences	(19)	4
Ending Balance	€ 275	€ 283	€ 275